Receivables (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Credit card payments in process of settlement	$ 997,475	$ 406,838
Vendor rebates receivable	2,694,078	1,380,369
Trade receivables from customers	172,051	695,249	578,569
Total receivables	3,863,604	2,482,456	578,569
Allowance for doubtful accounts	(14,614)	(29,001)	(29,001)
Accounts receivable, net	$ 3,848,990	$ 2,453,455	$ 549,568